Consolidated Statements Of Shareholder's Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Shareholder's Equity [Abstract]
Cash dividends declared, common stock	$ 2.23	$ 2.04	$ 1.89